FAIR VALUE MEASUREMENTS - Summary of Company's financial assets measured and recorded at fair value on recurring basis (Details) - Recurring basis [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets measured and recorded at fair value [Line Items]
Short-term investments	$ 0	$ 1,436
Long-term investments
Contingent consideration	(2,059)	(1,032)
Total	(2,059)	404
Quoted price in active markets for identical assets Level 1 [Member]
Financial assets measured and recorded at fair value [Line Items]
Short-term investments	0
Long-term investments
Contingent consideration	0
Total	0
Significant other observable inputs Level 2 [Member]
Financial assets measured and recorded at fair value [Line Items]
Short-term investments	0	1,436
Long-term investments
Contingent consideration	0
Total	0	1,436
Significant unobservable inputs Level 3 [Member]
Financial assets measured and recorded at fair value [Line Items]
Short-term investments	0
Long-term investments
Contingent consideration	(2,059)	(1,032)
Total	$ (2,059)	$ (1,032)